Summary of Estimates of Fair Values of Assets Acquired and Liabilities Assumed of Mapi Group (Detail) - USD ($) $ in Thousands			9 Months Ended
		Jul. 27, 2017	Sep. 30, 2017	Sep. 30, 2016	Dec. 31, 2016	Dec. 31, 2015
Business Acquisition [Line Items]
Goodwill			$ 764,377		$ 616,088	$ 588,434
Total consideration			$ 144,131	$ 54,009
Mapi Group [Member]
Business Acquisition [Line Items]
Cash		$ 18,634
Property, plant and equipment		3,196
Goodwill	[1]	129,072
Intangible assets	[2]	30,637
Accounts receivable		14,167
Unbilled revenue		11,818
Prepayments and other current assets		4,458
Other receivables		2,379
Income taxes receivable		2,799
Accounts payable		(3,184)
Payments on account		(28,851)
Other liabilities		(28,814)
Non-current other liabilities		(1,061)
Non-current deferred tax liability		(1,966)
Net assets acquired		153,284
Cash outflows		144,131
Assessment of valuation of contingent consideration at acquisition		9,153
Total consideration		$ 153,284

[1]	Goodwill represents the acquisition of an established workforce with experience in late phase commercialization, analytics, real world evidence generation and strategic regulatory services in clinical trial services for biologics, drugs and devices.
[2]	The Company has made an initial estimate of separate intangible assets acquired of $30.6 million, being customer relationships and order book assets. This assessment is under review and will be finalized within 12 months of the date of acquisition.